Segmental reporting - Analysis of results by business (Details) $ in Billions		12 Months Ended
	Apr. 01, 2020 GBP (£)	Dec. 31, 2021 GBP (£) Employees		Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2021 USD ($) Employees
Disclosure of operating segments [line items]
Total income		£ 21,940,000,000	[1]	£ 21,766,000,000	£ 21,632,000,000
Credit impairment releases		(653,000,000)	[1]	4,838,000,000	1,912,000,000
Net operating income		22,593,000,000	[1]	16,928,000,000	19,720,000,000
Operating costs		(14,092,000,000)		(13,434,000,000)	(13,359,000,000)
UK bank levy		(170,000,000)		(299,000,000)	(226,000,000)
Litigation and conduct		(397,000,000)		(153,000,000)	(1,849,000,000)
Operating expenses		(14,659,000,000)	[1]	(13,886,000,000)	(15,434,000,000)
Other net income		260,000,000		23,000,000	71,000,000
Profit before tax		8,194,000,000	[2]	3,065,000,000	4,357,000,000
Total assets (£bn)		£ 1,384,285,000,000	[3]	£ 1,349,514,000,000	£ 1,140,200,000,000	$ 1,384.3
Number of employees (full time equivalent)		81,600		83,000	80,800	81,600
Average number of employees (full time equivalent) | Employees		82,900		81,800	82,700
Barclays UK
Disclosure of operating segments [line items]
Increase (decrease) in employees | Employees		(10,700)				(10,700)
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income		£ 6,536,000,000		£ 6,347,000,000	£ 7,353,000,000
Credit impairment releases		(365,000,000)		1,467,000,000	712,000,000
Net operating income		6,901,000,000		4,880,000,000	6,641,000,000
Operating costs		(4,357,000,000)		(4,270,000,000)	(3,996,000,000)
UK bank levy		(36,000,000)		(50,000,000)	(41,000,000)
Litigation and conduct		(37,000,000)		(32,000,000)	(1,582,000,000)
Operating expenses		(4,430,000,000)		(4,352,000,000)	(5,619,000,000)
Other net income		0		18,000,000	0
Profit before tax		2,471,000,000		546,000,000	1,022,000,000
Total assets (£bn)		£ 321,200,000,000		£ 289,100,000,000	£ 257,800,000,000
Number of employees (full time equivalent)		7,100		21,300	21,400	7,100
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income		£ 15,665,000,000		£ 15,921,000,000	£ 14,675,000,000
Credit impairment releases		(288,000,000)		3,280,000,000	1,173,000,000
Net operating income		15,953,000,000		12,641,000,000	13,502,000,000
Operating costs		(9,076,000,000)		(8,765,000,000)	(9,163,000,000)
UK bank levy		(134,000,000)		(240,000,000)	(174,000,000)
Litigation and conduct		(345,000,000)		(48,000,000)	(116,000,000)
Operating expenses		(9,555,000,000)		(9,053,000,000)	(9,453,000,000)
Other net income		40,000,000		28,000,000	69,000,000
Profit before tax		6,438,000,000		3,616,000,000	4,118,000,000
Total assets (£bn)		£ 1,044,100,000,000		£ 1,041,800,000,000	£ 861,400,000,000
Number of employees (full time equivalent)		10,400		10,800	11,200	10,400
Operating segments | Barclays Partner Finance
Disclosure of operating segments [line items]
Net operating income	£ 19,000,000
Profit before tax	(5,000,000)
Total assets (£bn)	£ 2,200,000,000
Head Office
Disclosure of operating segments [line items]
Total income		£ (261,000,000)		£ (502,000,000)	£ (396,000,000)
Credit impairment releases		0		91,000,000	27,000,000
Net operating income		(261,000,000)		(593,000,000)	(423,000,000)
Operating costs		(659,000,000)		(399,000,000)	(200,000,000)
UK bank levy		0		(9,000,000)	(11,000,000)
Litigation and conduct		(15,000,000)		(73,000,000)	(151,000,000)
Operating expenses		(674,000,000)		(481,000,000)	(362,000,000)
Other net income		220,000,000		(23,000,000)	2,000,000
Profit before tax		(715,000,000)		(1,097,000,000)	(783,000,000)
Total assets (£bn)		£ 19,000,000,000.0		£ 18,600,000,000	£ 21,000,000,000.0
Number of employees (full time equivalent)		64,100		50,900	48,200	64,100
Increase (decrease) in employees | Employees		10,700				10,700

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.